SIX CIRCLES FUNDS

Six Circles Multi-Strategy Fund

(a series of Six Circles Trust)

Supplement dated August 15, 2025

to the Prospectus dated May 1, 2025, as amended

Effective immediately, Otto Van Hemert will no longer be a portfolio manager for the Six Circles Multi-Strategy Fund (the “Fund”) and Giuliana Bordigoni will be added as a portfolio manager for the Fund. As a result, the portfolio manager information for AHL Partners LLP (“AHL”), for the Fund in the “Risk/Return Summary — Management — Sub-Advisers” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

AHL

Portfolio Manager	Managed the Fund Since	Primary Title with Sub-Adviser
Russell Korgaonkar	Inception	Chief Investment Officer
Giuliana Bordigoni	2025	Director of Alpha Research

In addition, “The Funds’ Management and Administration — The Portfolio Managers – Sub-Advisers – AHL – Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Russell Korgaonkar and Giuliana Bordigoni serve as portfolio managers to the Fund.

Russell Korgaonkar is the Chief Investment Officer of AHL. He has overall responsibility for investment and research at AHL. Mr. Korgaonkar is also a member of AHL’s management and investment committees, a member of the firm’s Systematic Steering Committee and a member of the Man Group Executive Committee. He was previously Director of Investment Strategies of AHL, responsible for AHL’s Liquid Strategies unit, which creates and runs scalable systematic strategies, as well as the Institutional Solutions business. Mr. Korgaonkar joined the firm in 2001 as a researcher and later portfolio manager focused on systematic cash equity strategies, before becoming Head of Portfolio Management in 2011. Mr. Korgaonkar holds a BA/MA (First Class) in Physics from the University of Oxford.

Giuliana Bordigoni is Director of Alpha Research at AHL and a member of AHL’s management and investment committees. She is also a member of the firm’s Systematic Steering Committee. She has held several positions since joining AHL in 2007, including Director of Specialist Strategies, Head of Alternative Markets and Director of Fixed Income, where she has made significant contributions to AHL’s managed futures and Evolution portfolios. Ms. Bordigoni holds a PhD in Mathematics and Applications from Politecnico of Milan and a Master of Advanced studies in Finance from ETH and University of Zurich.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

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SIX CIRCLES FUNDS

Six Circles Multi-Strategy Fund

(a series of Six Circles Trust)

Supplement dated August 15, 2025

to the Statement of Additional Information

dated May 1, 2025, as amended

Effective immediately, the information for AHL Partners, LLC (“AHL”) in the first table under the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section of Part I of the Statement of Additional Information is hereby deleted and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Multi-Strategy Fund
AHL
Russell Korgaonkar*	4	2,396	9	5,243	3	774
Giuliana Bordigoni*	0	0	1	372	1	538

*	As of June 30, 2025

The information for AHL in the second table under the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section of Part I of the Statement of Additional Information is hereby deleted and replaced with the following:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Multi-Strategy Fund
AHL
Russell Korgaonkar*	0	0	17	5,559	17	12,543
Giuliana Bordigoni*	0	0	5	8,537	0	0

*	As of June 30, 2025

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.